Stock Based Compensation (Details Narrative) - USD ($)									1 Months Ended							3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 30, 2021	Mar. 23, 2021	Mar. 08, 2021	Feb. 15, 2021	Jan. 31, 2021	Dec. 14, 2020	Jun. 04, 2019	May 14, 2019	Mar. 17, 2021	Feb. 17, 2021	Feb. 16, 2021	Jul. 08, 2020	Jun. 15, 2020	Dec. 20, 2019	Jun. 28, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Stock based compensation																$ 223,998		$ 369,427	$ 135,109	$ 0	$ 255,908	$ 249,749	$ 1,762,736	$ 619,176
Exercise price			$ 0.50	$ 0.50	$ 0.50				$ 0.50	$ 0.45	$ 0.35
Extension of certain stock option expiration																									$ 745,989
Debt conversion description									as a result of the election by the Company to force convert all of the outstanding principal of certain convertible promissory notes issued in 2018 if the closing price of the Company’s common stock exceeds $1.00 per share for 10 consecutive trading days
Common stock shares issued, amount																					$ 50,000
Stock Issued During Period, Value			$ 395,000	$ 940,000	$ 247,200				$ 515,000		$ 246,808						$ 644,250
Nonqualified Stock Options[Member]
Exercise price													$ 0.19	$ 0.25	$ 0.27
Common stock shares issued for services	25,000	500,000											250,000	100,000	4,600,000
Debt conversion description													The options granted are exercisable at $0.19 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. Fifty percent of the options are fully vested and exercisable as of the date of grant and fifty percent of the options vest on April 1, 2021	The options granted are exercisable at $0.25 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter	The options granted are exercisable at $0.27 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter
Stock Issued During Period, Value	$ 29,250	$ 615,000											$ 37,882	$ 18,723	$ 898,207
Board of Directors [Member]
Exercise price						$ 0.58						$ 0.19
General and administrative expenses						$ 884,264						$ 246,965
Vested and exercisable expire						5 years						5 years
Stock options descripton						the Company granted nonqualified stock options to the following executive officers to each acquire 500,000 shares of the Company’s common stock: Richard MacPherson (President and Chief Executive Officer), John Pavlish (Senior Vice President and Chief Technology Officer) and James Trettel (Vice President of Operations); and, also granted nonqualified stock options to the following persons to each acquire 250,000 shares of the Company’s common stock: Christopher Greenberg (Chairman of the Board) and David M. Kaye (director); and, also granted nonqualified stock options to the following persons to acquire 125,000 and 50,000, respectively						the Company approved an amendment to the 2017 Plan to increase the maximum number of shares of common stock that may be issued under the 2017 Plan from 8,000,000 to 12,000,000 shares. On the same date, the Company granted nonqualified stock options to the following executive officers to each acquire 500,000 shares of the Company’s common stock: Richard MacPherson (President and Chief Executive Officer), John Pavlish (Senior Vice President and Chief Technology Officer) and James Trettel (Vice President of Operations); and, also granted nonqualified stock options to the following persons to each acquire 250,000 shares of the Company’s common stock: Christopher Greenberg (Chairman of the Board) and David M. Kaye (director)
Stock Options [Member]
Exercise price																						$ 0.81
Common stock shares issued																						125,000
Stock Issued During Period, Value																						$ 101,250
May 1, 2021 [Member]
Exercise price																						$ 0.42
Stock option, shares																						25,000
Common stock shares issued																						15,869
Market value per share																						$ 1.15
January 1, 2020 [Member]
Common stock shares issued for services																								1,000,000
Stock Issued During Period, Value																								$ 200,000
Frederick Van Zijl [Member]
Compensation Included included in selling, general and administrative expenses								$ 63,500
Common stock shares issued for services								235,184
Allan T. Grantham [Member]
Compensation Included included in selling, general and administrative expenses							$ 55,040
Common stock shares issued for services							229,333
Non affiliated Third Party [Member] | October 5, 2020 [Member]
Common stock shares issued																								300,000
Common stock shares issued, amount																								$ 102,000
Intrinsic Value [Member]
Exercise price																								$ 0.17
Stock option, shares																								1,500
Common stock shares issued																								1,082
Market value per share																								$ 0.61
Common stock price per share																$ 1.02					$ 1.02
2014 Equity Plan [Member]
common stock aggregate acquire shares															4,675,000
Extension of certain stock option expiration															$ 745,989
Debt conversion description															The extended options are exercisable from $0.42 to $1.36 per share, representing the original fair market value of the common stock on the date of grant as determined under the 2014 Equity Plan